Guarantees, commitments and risks (Details 3) - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016
Commercial Exposure Management Portfolio [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	€ 5,150	€ 9,410
Commercial Exposure Management Portfolio [Member] | Top Of Range [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	21,140	19,030
Commercial Exposure Management Portfolio [Member] | Bottom Of Range [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	5,150	4,230
Commercial Exposure Management Portfolio [Member] | Weighted Average [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[1]	12,240	10,240
Trading [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[2]	660	1,350
Trading [Member] | Top Of Range [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[2]	2,290	2,580
Trading [Member] | Bottom Of Range [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[2]	210	270
Trading [Member] | Weighted Average [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Value at risk	[2]	€ 790	€ 870

[1]	Refers to the Gas & LNG Marketing Power business line (risk exposure from Refining & Marketing business line and Gas & Power Division), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas and Luce Business line. For the gas&power business lines, following the approval of the Eni's Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, in the year the VaR pertaining to GLP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.
[2]	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).